Financial assets and liabilities, Categories of financial assets and liabilities (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets [Abstract]
Cash and cash equivalents	$ 39,567	$ 105,310	$ 476,714	$ 278,842
Restricted cash	48,203	37,672
Trade receivables	401,087	186,363
Other accounts receivable	272,021	264,261
Related parties	65,057	42,228
Financial liabilities [Abstract]
Short-term portion of the financial debt	57,106	129,085
Trade payables	437,005	228,959
Accounts payable and accrued expenses	470,068	525,108
Related parties	144,966	1,458
Long-term financial debt	65,601	53,644
Financial Liabilities Valued at Amortized Cost [Member]
Financial liabilities [Abstract]
Short-term portion of the financial debt	57,106	129,085
Trade payables	437,005	228,959
Accounts payable and accrued expenses	438,712	486,827
Related parties	144,966	1,458
Total short-term portion of the financial debt	1,077,789	846,329
Long-term financial debt	65,601	53,644
Total financial liabilities	1,143,390	899,973
Financial Assets Valued at Amortized Cost [Member]
Financial assets [Abstract]
Cash and cash equivalents	39,567	105,310
Restricted cash	48,203	37,672
Trade receivables	305,064	130,148
Other accounts receivable	69,118	60,758
Related parties	65,057	42,228
Total current financial assets	$ 527,009	$ 376,116